Employee Benefit Plans (Details) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plan [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	4.00%
Defined Contribution Plan, Cost Recognized	$ 1,000	$ 800	$ 400
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance	100,000
Deferred Compensation Liability, Classified, Noncurrent	$ 700	$ 2,000
Deferred Compensation Arrangement with Individual, Shares Issued	96,667	96,667
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 19	$ 100	$ 200